Share-Based Compensation - Schedule of Assumptions to Estimate the Fair Value of Stock Option Granted (Details)	12 Months Ended
Jan. 31, 2016
January 10, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	128.00%
Expected dividend yield	0.00%
Expected term	10 years
Risk-free interest rate	2.00%
Forfeiture rate	10.00%
December 13, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	174.00%
Expected dividend yield	0.00%
Expected term	3 years
Risk-free interest rate	0.34%
Forfeiture rate	0.00%
January 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	173.00%
Expected dividend yield	0.00%
Expected term	3 years
Risk-free interest rate	0.36%
Forfeiture rate	0.00%
January 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	171.00%
Expected dividend yield	0.00%
Expected term	3 years
Risk-free interest rate	0.41%
Forfeiture rate	0.00%
September 5, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	221.00%
Expected dividend yield	0.00%
Expected term	6 years 3 months
Risk-free interest rate	2.15%
Forfeiture rate	20.00%